Weighted Average Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2016
Purchased software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	3 years 4 months 24 days
Radio Spectrum License
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	15 years
Network Use Right
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	20 years
Contract Backlog
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	5 years 2 months 12 days	[1]
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	9 years 6 months	[1]
Supplier Relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	8 years 10 months 24 days	[1]
Licenses
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	15 years	[1]
Trade Names
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	15 years 1 month 6 days	[1]
Platform Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	5 years	[1]
Non-complete agreement
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	5 years 1 month 6 days	[1]
Internal Use Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	7 years
Property management relationship
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	9 years	[1]

[1]	Acquired in the acquisitions of subsidiaries.